Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.93228%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$617,250.09

Principal:
Principal Collections	$10,680,951.09
Prepayments in Full	$4,472,331.96
Liquidation Proceeds	$198,683.69
Recoveries	$121,325.65
Sub Total	$15,473,292.39
Collections	$16,090,542.48

Purchase Amounts:
Purchase Amounts Related to Principal	$37,501.66
Purchase Amounts Related to Interest	$121.51
Sub Total	$37,623.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,128,165.65

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,128,165.65
Servicing Fee	$201,038.84	$201,038.84	$0.00	$0.00	$15,927,126.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,927,126.81
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,927,126.81
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,927,126.81
Interest - Class A-3 Notes	$130,843.85	$130,843.85	$0.00	$0.00	$15,796,282.96
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$15,453,062.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,453,062.96
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$15,334,374.79
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,334,374.79
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$15,249,297.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,249,297.71
Regular Principal Payment	$13,997,128.77	$13,997,128.77	$0.00	$0.00	$1,252,168.94
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,252,168.94
Residual Released to Depositor	$0.00	$1,252,168.94	$0.00	$0.00	$0.00
Total		$16,128,165.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,997,128.77
Total					$13,997,128.77

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,997,128.77	$43.60	$130,843.85	$0.41	$14,127,972.62	$44.01
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$13,997,128.77	$13.30	$677,829.10	$0.64	$14,674,957.87	$13.94

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$41,981,985.00	0.1307769	$27,984,856.23	0.0871748
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$199,411,985.00	0.1894417	$185,414,856.23	0.1761444

Pool Information
Weighted Average APR	3.106%	3.120%
Weighted Average Remaining Term	26.87	26.09
Number of Receivables Outstanding	15,601	15,019
Pool Balance	$241,246,611.36	$225,524,424.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$221,451,739.29	$207,218,777.72
Pool Factor	0.2055930	0.1921944

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$18,305,646.73
Targeted Overcollateralization Amount	$40,109,568.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,109,568.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		49	$332,718.51
(Recoveries)		71	$121,325.65
Net Loss for Current Collection Period			$211,392.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0515%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5430%
Second Prior Collection Period			0.5729%
Prior Collection Period			0.6783%
Current Collection Period			1.0869%
Four Month Average (Current and Prior Three Collection Periods)			0.7203%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,621	$7,282,888.19
(Cumulative Recoveries)			$1,642,663.36
Cumulative Net Loss for All Collection Periods			$5,640,224.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4807%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,492.84
Average Net Loss for Receivables that have experienced a Realized Loss			$3,479.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.77%	178	$3,996,043.14
61-90 Days Delinquent	0.16%	16	$370,127.60
91-120 Days Delinquent	0.05%	4	$107,261.20
Over 120 Days Delinquent	0.20%	15	$457,668.92
Total Delinquent Receivables	2.19%	213	$4,931,100.86

Repossession Inventory:
Repossessed in the Current Collection Period		9	$235,325.82
Total Repossessed Inventory		15	$387,397.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3019%
Prior Collection Period			0.3205%
Current Collection Period			0.2330%
Three Month Average			0.2851%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4146%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	36

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	55	$1,203,196.62
2 Months Extended	74	$1,700,780.23
3+ Months Extended	12	$248,061.23

Total Receivables Extended	141	$3,152,038.08
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC

Assistant Treasurer